SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives of Fixed Assets	Estimated useful life, in years, is as follows:
Years
Electronic equipment	3-7
Office furniture and equipment	7-15

Weighted Average Assumptions Used in Determining Fair Market Value of Options
Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions:

	2 0 1 3	2 0 1 2	2 0 1 1
Risk-free interest rate	1.35%	0.66%	1.35%
Expected life of options	4.75 years	4.75 years	4.75 years
Expected volatility	68.13%	87.86%	88.06%
Expected dividend yield	0%	0%	0%